Finance Income	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Finance Income	Finance Income

	2025 £’000	2024 £’000	2023 £’000
Interest income on bank deposits	£1,243	£6,171	£3,502
Other interest income	14	20	393
Fair value movement of financial assets	19	18	2
Fair value movement of financial liabilities	6,789	10,663	12,247
Total	£8,065	£16,872	£16,144
Fair value movements of financial liabilities arise from changes in the estimated amount of contingent consideration payable in respect of acquisitions.